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                                     FORM N-SAR
                                    ANNUAL REPORT
                        FOR REGISTERED INVESTMENT COMPANIES


Registrant Name: Hartford Life Insurance Company Separate Account Ten

PART 1:

    Registrant CIK Number: 0000821581
    Registrant CCC Number: txsqfp$4
    File Number: 811-6285

Mark as many acceptable values for [SROS] tag as apply:
                                        _                                                    __
   American Stock Exchange        AMEX |_|  National Association of Securities Dealers NASD |__|
                                        _                                                    __
   Boston Stock Exchange          BSE  |_|  New York Stock Exchange                    NYSE |__|
                                        _                                                    __
   Chicago Board Options Exchange CBOE |_|  Philadelphia Stock Exchange                PHLX |__|
                                        _                                                    __
   Cincinnati Stock Exchange      CSE  |_|  Pacific Stock Exchange                     PCX  |__|
                                        _                                                    __
   Chicago Stock Exchange         CSX  |_|  Not Applicable                             None |XX|

PART 2 OPTIONAL TAGS
[Return copy] Return a copy of the EDGAR filing
                _                        _
               |X| E-Mail               |_| Print
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Report as of the end of annual period:  12/31/02  (a)

                       or fiscal year:    /  /    (b)

Is this a transition report? (Y/N):  N
                                   -----

Is this an amendment to a previous filing? (Y/N):  N
                                                 -----

1.   A)   Registrant Name: Hartford Life Insurance Company Separate Account Ten
     B)   File Number: 811-6285
     C)   Telephone Number: 860-843-3911

2.   A)   Street: P.O. Box 2999
     B)   City: Hartford  C) State: CT  D) Zip Code: 06104  Zip Ext: 2999
     E)   Foreign Country: N/A             Foreign Postal Code: N/A

3.   Is this the first filing on this form by Registrant? (Y/N)        N
                                                               -----------------

4.   Is this the last filing on this form by Registrant? (Y/N)         N
                                                              ------------------

5.   Is Registrant a small business investment company (SBIC)? (Y/N)   N
                                                                    ------------

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                Y
                                                       -------------------------

111. A)    Depositor Name (If any): Hartford Life Insurance Company
                                    --------------------------------------------
     B)    File Number:
                        --------------------------------------------------------
     C)    City: Hartford     State: CT  Zip Code: 06104   Zip Ext.: 2999
                -------------       ----          --------          ---------
           Foreign Country:                  Foreign Postal Code:
                           ----------------                      ------------

112. A)    Sponsor Name (If any): Hartford Life Insurance Company
                                 --------------------------------------------
     B)    File Number:
                               ----------------------------------------------
     C)    City: Hartford     State: CT  Zip Code: 06104   Zip Ext.: 2999
                -------------       ----          --------          ---------
           Foreign Country:                  Foreign Postal Code:
                           ----------------                      ------------

PRINCIPAL UNDERWRITER

114. A)    Underwriter Name (If any): Hartford Securities Distribution Company, Inc.
                                      ----------------------------------------------
     B)    File Number: 8-48097
                        -----------------------------
     C)    City: Hartford     State: CT  Zip Code: 06104   Zip Ext.: 2999
                -------------       ----          --------          ---------
           Foreign Country:                 Foreign Postal Code:
                          -----------------                     -------------

INDEPENDENT PUBLIC ACCOUNTANT

115. A)    Accountant Name: Deloitte & Touche
                           -------------------------------
     B)    City: Hartford     State: CT  Zip Code: 06103   Zip Ext.:
                -------------       ----          --------          ---------
           Foreign Country:                  Foreign Postal Code:
                           -----------------                     ------------

116. Family of investment companies information:

     A)    Is Registrant part of a family of investment companies?  (Y/N)   N
                                                                          -----
     B)    If "Y" (Yes), state the number of registered managment
           investment companies in the family:
           (NOTE: Count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)
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117. a)    Is Registrant a separate account of an insurance company?  (Y/N)   Y
                                                                            -----

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     b)    Variable annuity contracts? (Y/N)                                  Y
                                                                            -----

     c)    Scheduled premium variable life contracts? (Y/N)                   N
                                                                            -----

     d)    Flexible premium variable life contracts? (Y/N)                    N
                                                                            -----

     e)    Other types of insurance products registered under the Securities
           Act of 1933? (Y/N)                                                 N
                                                                            -----

118. State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933.                  1
                                                                            -----

119. State the number of new series for which registration statements
     under the Securities Act of 1933 became effective during the period.     0
                                                                            -----

120. State the total value of the portfolio securities on the date of
     deposit for the new series included in item 119 ($000's)                $0
                                                                            -----

121. State the number of series for which a current prospectus was in
     existence at the end of the period                                       1
                                                                            -----

122. State the number of existing series for which additional units were
     registered under the Securities Act of 1933 during the current period    0
                                                                            -----

123.   State the total value of the additional units considered in answering
       item 122 ($000's omitted)                                             $0
                                                                            -----

124.   State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of the units is to be measured on the date they were placed
       in the subsequent series) ($000's omitted)                            $0
                                                                            -----

125.   State the total amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units
       of all series of Registrant ($000's omitted)                          $0
                                                                            -----

126.   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
       omitted)                                                              $0
                                                                            -----

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

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                                              Number of       Total Assets          Total Income
                                                Series           ($000's            Distributions
                                              Investing          omitted)          ($000's omitted)
                                             -----------      ------------         ----------------
A. U.S. Treasury direct issue
                                             ----------         ----------            ---------
B. U.S Government agency
                                             ----------         ----------            ---------
C. State and municipal tax-free
                                             ----------         ----------            ---------
D. Public utility debt
                                             ----------         ----------            ---------
E. Brokers or dealers debt or debt of
   brokers' or dealers' parent
                                             ----------         ----------            ---------
F. All other corporate intermed. & long-
   term debt
                                             ----------         ----------            ---------
G. All other corporate short-term debt
                                             ----------         ----------            ---------
H. Equity securities of brokers or dealers
   or parents of brokers or dealers
                                             ----------         ----------            ---------
I. Investment company equity securities
                                             ----------         ----------            ---------
J. All other equity securities                                  $6,724,313             $195,785
                                             ----------         ----------            ---------
K. Other securities
                                             ----------         ----------            ---------
L. Total assets of all series of registrant                     $6,724,313             $195,785
                                             ----------         ----------            ---------

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
     issuer? (Y/N)                                                            N
                                                                           --------

131. Total expenses incurred by all series of Registrant during the current
     reporting period ($000's omitted)                                     $104,312
                                                                           --------
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